Earnings per share (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Weighted average number of shares used in computing basic earnings per share (in shares)	32,409,491	29,705,254
Weighted average number of shares used in computing diluted earnings per share (in shares)	33,176,481	29,705,254